Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 05, 2021	Mar. 17, 2021	Feb. 19, 2021	Feb. 17, 2021	Feb. 11, 2021	Feb. 10, 2021
Subsequent Events (Details) [Line Items]
Net proceeds from offering (in Dollars)			$ 92.7	$ 17.7		$ 4.4
Warrants purchase				19,230,768	8,445,946
Exercise price per share (in Dollars per share)	$ 0.68			$ 2.38	$ 1.11
Warrant term	3 years			3 years	3 years
Subsequent event, description		On March 17, 2021, the Company completed the acquisition of 100% equity interest in Saleya for a consideration of (i) a cash amount of $102 million (RMB666 million), (ii) 9,819,926 LKCO ordinary shares and (iii) 1,500,310 LKCO preferred shares pursuant to a supplemental agreement dated February 24, 2021.
Acquisition equity interest percentage		100.00%
Institutional Investors [Member]
Subsequent Events (Details) [Line Items]
Issuance of total ordinary shares	9,615,387			48,076,923	16,891,892
Warrants purchase	4,807,694			8,440,631		4,805,129
Securities Purchase Agreement [Member] | Institutional Investors [Member]
Subsequent Events (Details) [Line Items]
Direct offering cost (in Dollars)	$ 5.0			$ 100.0	$ 15.0
Price per share (in Dollars per share)	$ 0.52			$ 2.08	$ 0.888